Financial Instruments and Risk Management (Foreign Currency Exchange Rate Risk) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	$ 214.0	$ 208.0
Financial liabilities, at fair value	0.1
Unrealized gains	$ 0.4	0.3
Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Potential percentage change in value	10.00%
Canadian dollar | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	$ 10.4	78.0
Impact on pre-tax earnings	1.4	7.8
Mexican peso | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	21.3	14.4
Impact on pre-tax earnings	2.1	1.5
Cash and Cash Equivalents [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	206.0	200.8
Cash and Cash Equivalents [Member] | Canadian dollar | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	26.8	43.1
Cash and Cash Equivalents [Member] | Mexican peso | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	10.8	7.1
Equity Securities [Member] | Canadian dollar | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	7.8	35.8
Equity Securities [Member] | Mexican peso | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	0.0	0.0
Trade receivables [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	5.7	4.0
Trade receivables [member] | Canadian dollar | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	11.9	7.4
Trade receivables [member] | Mexican peso | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	21.4	22.0
Other monetary assets [member] | Canadian dollar | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	33.0	47.8
Other monetary assets [member] | Mexican peso | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	5.9	0.0
Accounts Payable And Accrued Liabilities [Member] | Canadian dollar | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	(69.1)	(56.1)
Accounts Payable And Accrued Liabilities [Member] | Mexican peso | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	$ (16.8)	$ (14.7)